Quarterly Data (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Quarterly Financial Information Disclosure [Abstract]
Total revenues	$ 1,466	$ 1,379	$ 1,385	$ 1,537	$ 1,452	$ 1,425	$ 1,422	$ 1,340	$ 5,767	$ 5,639	$ 4,913
Gross profit	166	172	142	186	171	169	160	153	666	653	584
Equity in earnings of unconsolidated affiliates	0	13	16	1	11	9	15	0	30	35	79
Operating income	45	93	(12)	(69)	88	104	92	78	57	362	468
Net income	20	52	(39)	(84)	59	58	50	42	(51)	209	310
Net income attributable to noncontrolling interests	(1)	0	0	(20)	(1)	(2)	(2)	(2)	(21)	(7)	(29)
Net (loss) income attributable to KBR	$ 19	$ 52	$ (39)	$ (104)	$ 58	$ 56	$ 48	$ 40	$ (72)	$ 202	$ 281
Net income attributable to KBR per share:
Net income attributable to KBR per share—Basic (usd per share)	$ 0.14	$ 0.36	$ (0.28)	$ (0.73)	$ 0.41	$ 0.39	$ 0.34	$ 0.28	$ (0.51)	$ 1.42	$ 1.99
Net income attributable to KBR per share—Diluted (usd per share)	$ 0.13	$ 0.36	$ (0.28)	$ (0.73)	$ 0.40	$ 0.39	$ 0.34	$ 0.28	$ (0.51)	$ 1.41	$ 1.99